Fair Value Measurements (Details) - USD ($)	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability		$ 1,751,000
Warrant liability		29,376
Total		1,780,376
Amount of liability transferred from Level 1 to Level 2	$ 0
Amount of liability transferred from Level 2 to Level 1	0
Amount of liability transferred into level 3	0
Amount of liability transferred out of level 3	$ 0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability		1,751,000
Warrant liability		29,376
Total		$ 1,780,376